UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2017 (unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 75.6%
Consumer Staples - 16.5%
Diageo PLC - ADR	323,883	$36,284,612
Pernod Ricard SA	758,695	17,806,572
Procter & Gamble Co.	68,559	6,005,768
Unilever NV	426,844	17,351,209
Wal-Mart Stores, Inc.	304,197	20,302,108
		97,750,269
Energy - 12.5%
Frank's International N.V.	4,351,144	51,517,545
Schlumberger Ltd.	266,795	22,333,410
		73,850,955
Financials - 6.2%
BOK Financial Corp.	177,549	14,601,630
Northern Trust Corp.	265,000	21,984,400
		36,586,030
Healthcare - 17.4%
Abbott Laboratories	547,679	22,876,552
Cerner Corp. *	177,977	9,559,145
Globus Medical, Inc. - Class A *	233,514	6,155,429
Johnson & Johnson	158,756	17,979,117
Patterson Companies, Inc.	566,208	23,559,915
Smith & Nephew - ADR	758,367	23,039,189
		103,169,347
Industrials - 10.0%
Emerson Electric Co.	199,547	11,705,427
Heartland Express, Inc.	1,111,827	22,903,636
Hub Group, Inc. - Class A *	160,894	7,135,649
Rockwell Collins, Inc.	30,326	2,752,388
United Parcel Service, Inc. - Class B	134,249	14,650,593
		59,147,693
Materials - 6.9%
Compass Minerals International, Inc.	72,136	6,030,570
H.B. Fuller Co.	235,203	11,611,972
Praxair, Inc.	193,685	22,940,051
		40,582,593
Utilities - 6.1%
National Fuel Gas Co.	645,816	36,262,568
Total Common Stocks
(Cost $420,048,192)		447,349,455

SHORT-TERM INVESTMENT- 24.8%
Fidelity Institutional Government Portfolio, Class I, 0.43%^
(Cost $146,682,826)	146,682,826	146,682,826

Total Investments - 100.4%
(Cost $566,731,018)		594,032,281
Other Assets and Liabilities, Net - (0.4)%		(2,376,149)
Total Net Assets - 100.0%		$591,656,132

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$447,349,455	$-	$-	$447,349,455
Short-Term Investment	146,682,826	-	-	146,682,826
Total Investments	$594,032,281	$-	$-	$594,032,281

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2017 (unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 90.2%
Consumer Discretionary - 2.0%
Genuine Parts Co.	43,978	$4,257,510
VF Corp.	28,052	1,444,117
		5,701,627
Consumer Staples - 9.4%
Henkel AG & Co. KGaA	27,337	2,885,420
Kimberly-Clark Corp.	23,675	2,867,753
Kroger Co.	128,268	4,355,981
Pernod Ricard SA	433,435	10,172,720
Sanderson Farms, Inc.	43,995	4,003,545
Target Corp.	44,486	2,868,457
		27,153,876
Energy - 6.5%
Dril-Quip, Inc. *	45,689	2,841,856
Frank's International N.V.	1,220,735	14,453,502
TechnipFMC PLC *	41,433	1,392,978
		18,688,336
Financials - 11.9%
Aspen Insurance Holdings Ltd.	25,256	1,424,438
BB&T Corp.	30,002	1,385,792
BOK Financial Corp.	87,172	7,169,025
CNA Financial Corp.	34,294	1,428,345
Commerce Bancshares, Inc.	24,261	1,371,474
M&T Bank Corp.	17,803	2,894,234
Markel Corp. *	1,533	1,418,025
Northern Trust Corp.	137,785	11,430,644
State Street Corp.	17,790	1,355,598
Travelers Companies, Inc.	23,889	2,813,647
W.R. Berkley Corp.	21,053	1,414,972
		34,106,194
Healthcare - 15.9%
Cerner Corp. *	118,544	6,366,998
Globus Medical, Inc. - Class A *	261,274	6,887,183
Patterson Companies, Inc.	269,468	11,212,563
Smith & Nephew - ADR	374,020	11,362,728
STERIS PLC	20,571	1,457,044
Stryker Corp.	11,722	1,448,019
Varex Imaging Corp. *	1	17
Varian Medical Systems, Inc. *	31,694	2,461,039
Waters Corp. *	30,816	4,365,086
		45,560,677

Industrials - 18.3%
Amphenol Corp. - Class A	41,466	2,798,540
Deere & Co.	13,373	1,431,580
Dover Corp.	18,375	1,428,656
Emerson Electric Co.	96,714	5,673,243
Flowserve Corp.	28,431	1,397,668
Fluor Corp.	79,451	4,409,531
Heartland Express, Inc.	559,731	11,530,459
Hub Group, Inc. - Class A *	128,668	5,706,426
Hubbell, Inc.	12,017	1,467,035
ITT, Inc.	71,920	2,939,371
Lindsay Corp.	56,474	4,254,751
Rockwell Collins, Inc.	45,537	4,132,938
Simpson Manufacturing Co., Inc.	4,266	185,656
W.W. Grainger, Inc.	12,170	3,073,777
WABCO Holdings, Inc. *	18,664	2,034,936
		52,464,567
Materials - 12.4%
Air Products and Chemicals, Inc.	19,447	2,717,913
AptarGroup, Inc.	38,246	2,790,811
Bemis Company, Inc.	28,952	1,410,541
Compass Minerals International, Inc.	70,058	5,856,849
H.B. Fuller Co.	113,945	5,625,465
Linde AG	260,966	4,269,404
Monsanto Co.	26,330	2,851,802
Praxair, Inc.	84,942	10,060,530
		35,583,315
Real Estate - 1.0%
Rayonier, Inc.	103,864	2,896,767
Utilities - 12.8%
California Water Service Group	82,433	2,843,939
Eversource Energy	51,013	2,822,039
Exelon Corp.	39,121	1,403,661
National Fuel Gas Co.	248,201	13,936,486
Northwest Natural Gas Co.	23,726	1,397,461
ONE Gas, Inc.	65,728	4,247,343
Southern Co.	114,981	5,683,511
WGL Holdings, Inc.	52,274	4,283,332
		36,617,772
Total Common Stocks
(Cost $239,549,278)		258,773,131

SHORT-TERM INVESTMENT - 10.1%
Fidelity Institutional Government Portfolio, Class I, 0.43% ^
(Cost $29,027,438)	29,027,438	29,027,438

Total Investments - 100.3%
(Cost $268,576,716)		287,800,569
Other Assets and Liabilities, Net - (0.3)%		(705,468)
Total Net Assets - 100.0%		$287,095,101

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$258,773,131	$-	$-	$258,773,131
Short-Term Investment	29,027,438	-	-	29,027,438
Total Investments	$287,800,569	$-	$-	$287,800,569

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2017 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 74.5%
Consumer Staples - 16.5%
Diageo PLC - ADR (a)	27,384	$3,067,830
Pernod Ricard SA (a)	65,666	1,541,181
Procter & Gamble Co. (a)	5,910	517,716
Unilever NV (a)	38,213	1,553,358
Wal-Mart Stores, Inc. (a)	27,779	1,853,970
		8,534,055
Energy - 11.6%
Frank's International N.V. (a)	332,157	3,932,739
Schlumberger Ltd. (a)	24,634	2,062,112
		5,994,851
Financials - 6.5%
BOK Financial Corp. (a)	15,765	1,296,513
Northern Trust Corp. (a)	24,959	2,070,599
		3,367,112
Healthcare - 17.1%
Abbott Laboratories (a)	43,645	1,823,052
Cerner Corp. (a) *	14,727	790,987
Globus Medical, Inc. - Class A (a) *	19,689	519,002
Johnson & Johnson (a)	13,663	1,547,335
Patterson Companies, Inc. (a)	50,089	2,084,203
Smith & Nephew - ADR (a)	68,523	2,081,729
		8,846,308
Industrials - 9.9%
Emerson Electric Co. (a)	17,060	1,000,739
Heartland Express, Inc. (a)	101,670	2,094,402
Hub Group, Inc. - Class A (a) *	11,305	501,377
Rockwell Collins, Inc. (a)	2,763	250,770
United Parcel Service, Inc. - Class B (a)	11,617	1,267,763
		5,115,051
Materials - 7.1%
Compass Minerals International, Inc. (a)	6,238	521,497
H.B. Fuller Co. (a)	20,940	1,033,808
Praxair, Inc. (a)	17,650	2,090,466
		3,645,771
Utilities - 5.8%
National Fuel Gas Co. (a)	53,637	3,011,718

Total Common Stocks
(Cost $36,521,797)		38,514,866

SHORT-TERM INVESTMENT - 24.5%
Fidelity Institutional Government Portfolio, Class I, 0.43% ^
(Cost $12,680,514)	12,680,514	12,680,514
Total Investments - 99.0%
(Cost $49,202,311)		51,195,380
Other Assets and Liabilities, Net - 1.0%		488,796
Total Net Assets - 100.0%		$51,684,176

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2017, the value of the collateral was $38,514,866.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of January 31, 2017.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short January 31, 2017 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 65.2%
Consumer Discretionary - 26.7%
Cintas Corp.	3,606	$418,693
Delta Air Lines, Inc.	18,387	868,602
Domino's Pizza, Inc.	2,411	420,816
Home Depot, Inc.	14,080	1,937,127
McDonalds Corp.	7,790	954,820
Newell Brands, Inc.	8,234	389,715
Restaurant Brands International, Inc.	18,397	902,925
Ross Stores, Inc.	29,398	1,943,502
Royal Caribbean Cruises Ltd.	9,575	896,507
Scotts Miracle-Gro Co. - Class A	4,695	431,799
Six Flags Entertainment Corp.	7,045	419,741
Southwest Airlines Co.	36,949	1,932,802
Stanley Black & Decker, Inc.	3,381	419,244
TJX Companies, Inc.	12,196	913,724
Yum China Holding, Inc.	14,319	938,324
		13,788,341
Consumer Staples - 8.2%
Altria Group, Inc.	27,415	1,951,400
Coca-Cola Co.	21,620	898,743
Ingredion, Inc.	3,311	424,437
Kraft Heinz Co.	10,635	949,599
		4,224,179
Financials - 5.5%
Allstate Corp.	11,935	897,631
Cincinnati Financial Corp.	4,087	288,461
Prudential Financial, Inc.	4,032	423,804
Regions Financial Corp.	22,422	323,101
Synchrony Financial	25,909	928,060
		2,861,057
Industrials - 7.8%
Eaton Corporation PLC	5,030	356,023
Illinois Tool Works, Inc.	3,188	405,514
Republic Services, Inc.	15,701	900,923
Sealed Air Corp.	8,299	402,501
Waste Management, Inc.	28,331	1,969,005
		4,033,966
Materials - 1.4%
Avery Dennison Corp.	3,681	268,787
Ball Corp.	5,644	430,411
		699,198
Real Estate - 9.0%
Boston Properties, Inc.	3,408	446,107
Equity Residential	6,227	378,415
Prologis, Inc.	15,013	733,385
Public Storage	3,342	718,530
Realty Income Corp.	15,176	904,945
Simon Property Group, Inc.	3,718	683,257
Vornado Realty Trust	3,934	418,223
Weyerhaeuser Co.	12,275	384,576
		4,667,438
Utilities - 6.6%
Consolidated Edison, Inc.	12,158	903,947
Edison International	12,879	938,621
PG&E Corp.	6,331	391,826
WEC Energy Group, Inc.	6,655	392,978
Xcel Energy, Inc.	19,161	791,733
		3,419,105
Total Securities Sold Short
(Proceeds $32,668,774)		$33,693,284

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of January 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,514,866	$–	$–	$38,514,866
Short-Term Investment	12,680,514	-	–	12,680,514
Total Investments	$51,195,380	$–	$–	$51,195,380

Securities Sold Short
Common Stocks	$(33,693,284)	$–	$–	$(33,693,284)
Total Securities Sold Short	$(33,693,284)	$–	$–	$(33,693,284)

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund	Nuance Concentrated Value Long- Short Fund
Cost of investments	$566,731,018	$268,576,716	$49,202,311

Gross unrealized appreciation	42,174,939	22,579,594	2,858,605

Gross unrealized depreciation	(14,873,676)	(3,355,741)	(865,536)
Net unrealized appreciation	$27,301,263	$19,223,853	$1,993,069

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 20, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  March 20, 2017